First Trust Specialty Finance and Financial Opportunities Fund (FGB)
Portfolio of Investments
August 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES - 101.2%
	Capital Markets – 101.2%
250,000	Ares Capital Corp. (a)	$4,975,000
327,594	Barings BDC, Inc. (a)	3,534,739
331,863	BlackRock TCP Capital Corp. (a)	4,742,322
70,238	Capital Southwest Corp. (a)	1,840,235
25,408	Crescent Capital BDC, Inc. (a)	472,081
135,000	Goldman Sachs BDC, Inc. (a)	2,573,100
250,000	Golub Capital BDC, Inc. (a)	3,927,500
350,000	Hercules Capital, Inc. (a)	5,915,000
130,340	Investcorp Credit Management BDC, Inc. (a)	693,409
110,107	Main Street Capital Corp. (a)	4,579,350
377,564	New Mountain Finance Corp. (a)	5,048,031
287,084	OFS Capital Corp. (a)	3,014,382
150,000	Owl Rock Capital Corp. (a)	2,190,000
20,000	PennantPark Floating Rate Capital Ltd. (a)	257,400
655,081	PennantPark Investment Corp. (a)	4,251,476
23,335	PhenixFIN Corp. (b)	959,768
44,000	Portman Ridge Finance Corp.	1,065,240
146,751	Sixth Street Specialty Lending, Inc. (a)	3,345,923
195,709	SLR Investment Corp. (a)	3,671,501
286,126	Stellus Capital Investment Corp. (a)	3,705,332
85,000	TriplePoint Venture Growth BDC Corp. (a)	1,301,350
	Total Common Stocks - Business Development Companies	62,063,139
	(Cost $66,484,857)
REAL ESTATE INVESTMENT TRUSTS – 4.7%
	Mortgage Real Estate Investment Trusts – 4.7%
85,000	AGNC Investment Corp. (a)	1,386,350
165,000	Annaly Capital Management, Inc. (a)	1,433,850
2,700	Capstead Mortgage Corp. (a)	18,603
	Total Real Estate Investment Trusts	2,838,803
	(Cost $2,849,159)
COMMON STOCKS – 4.3%
	Diversified Financial Services – 2.1%
4,500	Berkshire Hathaway, Inc., Class B (a) (b)	1,285,965
	Insurance – 2.2%
150	Markel Corp. (b)	190,537
Shares	Description	Value

	Insurance (Continued)
11,000	Prudential Financial, Inc. (a)	$1,164,680
		1,355,217
	Total Common Stocks	2,641,182
	(Cost $1,888,449)
	Total Investments – 110.2%	67,543,124
	(Cost $71,222,465) (c)
	Outstanding Loan – (12.4)%	(7,600,000)
	Net Other Assets and Liabilities – 2.2%	1,374,632
	Net Assets – 100.0%	$61,317,756

(a)	All or a portion of this security serves as collateral on the outstanding loan.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of August 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $8,004,860 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $11,684,201. The net unrealized depreciation was $3,679,341.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Specialty Finance and Financial Opportunities Fund (FGB)
Portfolio of Investments (Continued)
August 31, 2021 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of August 31, 2021 is as follows:
	Total Value at 8/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks - Business Development Companies*	$ 62,063,139	$ 62,063,139	$ —	$ —
Real Estate Investment Trusts*	2,838,803	2,838,803	—	—
Common Stocks*	2,641,182	2,641,182	—	—
Total Investments	$ 67,543,124	$ 67,543,124	$—	$—

*	See Portfolio of Investments for industry breakout.